Cover	Aug. 04, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 1.01 of the Current Report on Form 8-K filed on August 7, 2025 (the “Original Form 8-K”) solely to correct information related to LifeSci Capital, LLC. No other changes have been made to the Original Form 8-K.
Document Period End Date	Aug. 04, 2025
Entity File Number	001-39531
Entity Registrant Name	PROCESSA PHARMACEUTICALS, INC.
Entity Central Index Key	0001533743
Entity Tax Identification Number	45-1539785
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	601 21st Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Vero Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32960
City Area Code	(772)
Local Phone Number	453-2899
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock: Par value $.0001
Trading Symbol	PCSA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false